Schedule of Investments
January 31, 2020
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–55.17%(a)
Australia–1.23%
Australia Government Bond, Series 136, 4.75%, 04/21/2027	AUD	360,000	$306,935
Belgium–0.52%
Solvay Finance S.A., 5.87%(b)	EUR	100,000	130,929
Canada–3.83%
Canadian Government Bond, 2.00%, 06/01/2028	CAD	1,200,000	957,969
Egypt–1.73%
Egypt Government International Bond,
13.70%, 12/31/2029	EGP	4,560,000	288,055
6.38%, 04/11/2031(c)	EUR	120,000	144,971
			433,026
France–2.10%
Orange S.A., 5.88%(b)	GBP	200,000	286,116
TOTAL S.A., 2.63%(b)	EUR	200,000	239,757
			525,873
Germany–4.70%
Bundesrepublik Deutschland Bundesanleihe, 0.01%, 08/15/2029	EUR	900,036	1,044,317
Evonik Industries AG, 2.13%, 07/07/2077	EUR	115,000	131,731
			1,176,048
Indonesia–3.34%
Indonesia Government International Bond, 0.90%, 02/14/2027	EUR	200,000	221,949
Indonesia Treasury Bond, Series FR79, 8.38%, 04/15/2039	IDR	5,242,000,000	419,813
PT Perusahaan Listrik Negara, 1.88%, 11/05/2031(c)	EUR	175,000	195,226
			836,988
Italy–3.23%
Italy Buoni Poliennali del Tesoro,
2.50%, 11/15/2025	EUR	225,000	278,985
3.00%, 08/01/2029	EUR	315,000	418,139
3.45%, 03/01/2048(c)	EUR	75,000	111,597
			808,721
Japan–6.51%
Japan Government Forty Year Bond, Series 9, 0.40%, 03/20/2056	JPY	50,900,000	471,422
Japan Government Ten Year Bond, Series 365, 0.10%, 09/20/2029	JPY	91,850,000	862,043
Japan Government Twenty Year Bond, Series 147, 1.60%, 12/20/2033	JPY	26,550,000	296,848
			1,630,313
	Principal Amount		Value
Mexico–2.98%
Mexican Bonos, Series M20, 8.50%, 05/31/2029	MXN	12,500,000	$746,672
Netherlands–0.91%
Cooperatieve Rabobank U.A., 5.50%(b)	EUR	200,000	226,371
Poland–5.84%
Republic of Poland Government Bond, 2.75%, 10/25/2029	PLN	5,370,000	1,461,295
Romania–0.54%
Romanian Government International Bond, 3.38%, 01/28/2050(c)	EUR	115,000	135,543
Russia–5.02%
Russian Federal Bond - OFZ,
Series 6218, 8.50%, 09/17/2031	RUB	31,000,000	576,230
Series 6221, 7.70%, 03/23/2033	RUB	38,610,000	679,720
			1,255,950
South Africa–1.83%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	ZAR	7,830,000	456,909
Spain–0.66%
Spain Government Bond, 2.70%, 10/31/2048(c)	EUR	107,000	164,362
Supranational–1.04%
International Bank for Reconstruction & Development, Series GDIF, 0.50%, 06/21/2035	EUR	222,000	260,518
Switzerland–1.43%
Credit Suisse AG, 5.75%, 09/18/2025	EUR	100,000	114,818
UBS Group AG, 5.75%(b)	EUR	200,000	241,782
			356,600
United Kingdom–2.35%
Barclays PLC, 1.50%, 09/03/2023	EUR	200,000	232,375
Lloyds Banking Group PLC, 1.75%, 09/07/2028	EUR	100,000	114,596
United Kingdom Gilt,
3.50%, 01/22/2045	GBP	86,224	175,902
3.50%, 07/22/2068	GBP	25,000	65,922
			588,795
United States–5.38%
DH Europe Finance II S.a.r.l., 0.20%, 03/18/2026	EUR	150,000	166,450

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

	Principal Amount		Value
United States–(continued)
Fidelity National Information Services, Inc., 1.00%, 12/03/2028	EUR	100,000	$113,727
Fiserv, Inc., 2.25%, 07/01/2025	GBP	100,000	137,669
Ford Motor Credit Co. LLC, 3.02%, 03/06/2024	EUR	100,000	118,053
Medtronic Global Holdings S.C.A., 1.13%, 03/07/2027	EUR	150,000	177,389
Moody’s Corp., 0.95%, 02/25/2030	EUR	100,000	115,568
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	100,000	123,392
UGI International LLC, 3.25%, 11/01/2025(c)	EUR	100,000	116,597
Verizon Communications, Inc., 2.88%, 01/15/2038	EUR	200,000	278,462
			1,347,307
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,326,794)			13,807,124
U.S. Dollar Denominated Bonds & Notes–35.61%
Brazil–2.43%
Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(c)		$215,000	216,935
Petrobras Global Finance B.V., 5.75%, 02/01/2029		339,000	391,799
			608,734
Canada–1.81%
Enbridge, Inc., Series 16A, 6.00%, 01/15/2077		150,000	160,762
Gran Tierra Energy, Inc., 7.75%, 05/23/2027(c)		300,000	292,245
			453,007
Chile–0.84%
AES Gener S.A., 6.35%, 10/07/2079(c)		200,000	209,200
China–0.80%
Caiyun International Investment Ltd., 5.50%, 04/08/2022		200,000	199,772
Colombia–0.83%
Colombia Government International Bond, 3.00%, 01/30/2030		205,000	207,255
Egypt–1.78%
Egypt Government International Bond,
7.05%, 01/15/2032(c)		200,000	213,408
8.70%, 03/01/2049(c)		200,000	231,053
			444,461
Finland–2.43%
Nordea Bank Abp,
3.75%, 08/30/2023(c)		307,000	325,165
6.63%(b)(c)		250,000	282,236
			607,401
	Principal Amount	Value
France–1.07%
BPCE S.A., 4.00%, 09/12/2023(c)	$250,000	$266,970
Germany–1.06%
Landwirtschaftliche Rentenbank, 3.13%, 11/14/2023	250,000	266,121
Indonesia–0.81%
Indonesia Government International Bond, 2.85%, 02/14/2030	200,000	202,970
Italy–0.90%
Eni S.p.A., 4.25%, 05/09/2029(c)	200,000	225,718
Japan–0.83%
Japan Finance Organization for Municipalities, 3.00%, 03/12/2024(c)	200,000	209,000
Luxembourg–0.33%
Intelsat Jackson Holdings S.A., 5.50%, 08/01/2023	100,000	81,959
Mexico–2.23%
Mexico Government International Bond, 3.25%, 04/16/2030	200,000	203,650
Petroleos Mexicanos, 6.49%, 01/23/2027(c)	139,000	150,989
Unifin Financiera S.A.B. de C.V., 8.88%(b)(c)	200,000	203,614
		558,253
Russia–1.72%
ALROSA Finance S.A., 4.65%, 04/09/2024(c)	200,000	213,520
Evraz PLC, 5.25%, 04/02/2024(c)	200,000	217,249
		430,769
Switzerland–0.88%
Credit Suisse Group AG, 7.50% (b)(c)	200,000	220,509
Ukraine–1.44%
Ukraine Government International Bond,
7.75%, 09/01/2023	100,000	110,662
9.75%, 11/01/2028(c)	200,000	249,512
		360,174
United Arab Emirates–1.11%
Abu Dhabi Government International Bond, 2.50%, 09/30/2029(c)	275,000	279,262
United Kingdom–3.66%
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(c)	60,000	63,931
British Telecommunications PLC, 3.25%, 11/08/2029(c)	200,000	204,693
HSBC Holdings PLC, 6.25% (b)	200,000	211,848
Lloyds Banking Group PLC, 4.55%, 08/16/2028	200,000	229,527
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

	Principal Amount	Value
United Kingdom–(continued)
Nationwide Building Society, 3.62%, 04/26/2023(c)	$200,000	$206,804
		916,803
United States–8.65%
AbbVie, Inc.,
4.25%, 11/14/2028	88,000	98,863
3.20%, 11/21/2029(c)	37,000	38,728
AT&T, Inc., 4.35%, 03/01/2029	218,000	246,313
Bank of America Corp., 3.56%, 04/23/2027	255,000	275,166
BP Capital Markets America, Inc., 4.23%, 11/06/2028	116,000	132,988
Cigna Corp., 4.38%, 10/15/2028	161,000	182,005
Citigroup, Inc., 3.35%, 04/24/2025	290,000	305,303
CVS Health Corp., 4.78%, 03/25/2038	214,000	250,311
Fiserv, Inc., 3.50%, 07/01/2029	70,000	75,636
Gulfport Energy Corp., 6.38%, 01/15/2026	160,000	77,544
Morgan Stanley, 3.00% (3 mo. USD LIBOR + 1.18%), 01/20/2022(d)	150,000	151,501
Plains All American Pipeline L.P., Series B, 6.13% (b)	355,000	329,456
		2,163,814
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,427,403)		8,912,152

Asset-Backed Securities–3.59%
COLT Mortgage Loan Trust, Series 2019-1, Class A1, 3.71%, 03/25/2049(c)(e)	60,539	61,653
Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 3.48%, 04/25/2058(c)(e)	152,435	154,219
Galton Funding Mortgage Trust, Series 2018-2, Series A41, 4.50%, 10/25/2058(c)(e)	128,799	132,014
	Principal Amount	Value

Residential Mortgage Loan Trust, Series 2019-1, Class A1, 3.94%, 10/25/2058(c)(e)	$156,402	$159,102
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class A1, 3.40%, 04/29/2049(c)(e)	67,063	67,805
Verus Securitization Trust,
Series 2018-3, Class A1, 4.11%, 10/25/2058(c)(e)	148,015	150,358
Series 2019-1, Class A1, 3.84%, 02/25/2059(c)(e)	170,498	172,435
Total Asset-Backed Securities (Cost $884,241)		897,586
U.S. Treasury Securities–3.07%
U.S. Treasury Bonds–2.17%
2.88%, 05/15/2049	500,090	542,344
U.S. Treasury Notes–0.90%
1.75%, 06/30/2024	220,103	225,278
Total U.S. Treasury Securities (Cost $720,193)		767,622

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.24%
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K038, Class X1, IO, 1.29%, 03/25/2024(e) (Cost $64,247)	1,546,506	60,844
	Shares
Money Market Funds–3.63%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(f)	317,493	317,493
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(f)	228,905	228,997
Invesco Treasury Portfolio, Institutional Class, 1.47%(f)	362,850	362,850
Total Money Market Funds (Cost $909,336)		909,340
TOTAL INVESTMENTS IN SECURITIES—101.31% (Cost $24,332,214)		25,354,668
OTHER ASSETS LESS LIABILITIES–(1.31)%		(328,674)
NET ASSETS–100.00%		$25,025,994
Investment Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
Ctfs.	– Certificates
EGP	– Egypt Pound
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
USD	– U.S. Dollar
ZAR	– South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Perpetual bond with no specified maturity date.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $6,286,623, which represented 25.12% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2020.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2020.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	30	March-2020	$2,969,866	$64,041	$64,041
Canada 10 Year Bonds	14	March-2020	1,503,990	23,266	23,266
Euro Bobl	4	March-2020	598,709	3,676	3,676
Japan 10 Year Bonds	1	March-2020	1,410,733	5,902	5,902
Long Gilt	5	March-2020	890,941	19,432	19,432
U.S. Treasury 5 Year Notes	16	March-2020	1,925,125	20,462	20,462
Subtotal—Long Futures Contracts				136,779	136,779
Short Futures Contracts
Interest Rate Risk
Euro-Bund	14	March-2020	(2,717,792)	(24,621)	(24,621)
U.S. Treasury 10 Year Ultra Notes	22	March-2020	(3,204,438)	(89,234)	(89,234)
Subtotal—Short Futures Contracts				(113,855)	(113,855)
Total Futures Contracts				$22,924	$22,924

(a)	Futures contracts collateralized by $159,578 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/19/2020	Goldman Sachs International	AUD	69,204	USD	47,652	$1,290
03/19/2020	Goldman Sachs International	CAD	554,634	USD	423,034	3,952
03/19/2020	Goldman Sachs International	EUR	200,000	USD	223,230	821
03/19/2020	Goldman Sachs International	INR	15,080,000	USD	210,629	286
03/19/2020	Goldman Sachs International	MXN	4,700,000	USD	247,366	209
03/19/2020	Goldman Sachs International	NOK	167,453	USD	18,672	463
03/19/2020	Goldman Sachs International	NZD	1,532,155	AUD	1,480,000	567
03/19/2020	Goldman Sachs International	RUB	80,279,767	USD	1,273,257	24,044
03/19/2020	Goldman Sachs International	USD	456,331	CNY	3,200,000	4,878
03/19/2020	Goldman Sachs International	USD	28,512	CZK	651,477	133
03/19/2020	Goldman Sachs International	USD	422,058	GBP	321,993	3,634
03/19/2020	Goldman Sachs International	USD	64,352	IDR	908,140,000	1,898
03/19/2020	Goldman Sachs International	USD	3,152,277	JPY	343,541,802	25,758
03/19/2020	Goldman Sachs International	USD	50,109	MXN	965,000	637
03/19/2020	Goldman Sachs International	ZAR	6,950,000	USD	484,449	24,057
Subtotal—Appreciation						92,627
Currency Risk
03/19/2020	Goldman Sachs International	EUR	680,000	NOK	6,934,120	(2,183)
03/19/2020	Goldman Sachs International	EUR	100,000	USD	110,683	(521)
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/19/2020	Goldman Sachs International	IDR	5,528,510,000	USD	402,366	$(949)
03/19/2020	Goldman Sachs International	MXN	9,250,000	USD	485,020	(1,405)
03/19/2020	Goldman Sachs International	USD	295,000	CNY	2,039,719	(1,019)
03/19/2020	Goldman Sachs International	USD	631,908	EUR	564,286	(4,396)
03/19/2020	Goldman Sachs International	USD	210,730	INR	15,020,000	(1,224)
03/19/2020	Goldman Sachs International	USD	337,114	KRW	393,230,000	(6,908)
03/19/2020	Goldman Sachs International	USD	79,164	NZD	120,042	(1,526)
03/19/2020	Goldman Sachs International	USD	102,358	SEK	957,579	(2,683)
03/19/2020	Goldman Sachs International	USD	30,134	ZAR	437,136	(1,176)
Subtotal—Depreciation						(23,990)
Total Forward Foreign Currency Contracts						$68,637

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 32, Version 1	Buy	(5.00)%	Quarterly	12/20/2024	2.31%	EUR	800,000	$(107,758)	$(108,529)	$(771)
Markit CDX North America High Yield Index, Series 33, Version 1	Buy	(5.00)	Quarterly	12/20/2024	3.08	USD	1,980,000	(143,614)	(166,174)	(22,560)
Total Credit Default Swap Agreements								$(251,372)	$(274,703)	$(23,331)

(a)	Centrally cleared swap agreements collateralized by $110,000 cash held with Credit Suisse Securities (USA) LLC.
(b)	Implied credit spreads represent the current level, as of January 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CNY	—Chinese Yuan Renminbi
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
RUB	—Russian Ruble
SEK	—Swedish Krona
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$13,807,124	$—	$13,807,124
U.S. Dollar Denominated Bonds & Notes	—	8,912,152	—	8,912,152
Asset-Backed Securities	—	897,586	—	897,586
U.S. Treasury Securities	—	767,622	—	767,622
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	60,844	—	60,844
Money Market Funds	909,340	—	—	909,340
Total Investments in Securities	909,340	24,445,328	—	25,354,668
Other Investments - Assets*
Futures Contracts	136,779	—	—	136,779
Forward Foreign Currency Contracts	—	92,627	—	92,627
	136,779	92,627	—	229,406
Other Investments - Liabilities*
Futures Contracts	(113,855)	—	—	(113,855)
Forward Foreign Currency Contracts	—	(23,990)	—	(23,990)
Swap Agreements	—	(23,331)	—	(23,331)
	(113,855)	(47,321)	—	(161,176)
Total Other Investments	22,924	45,306	—	68,230
Total Investments	$932,264	$24,490,634	$—	$25,422,898

*	Unrealized appreciation (depreciation).
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco World Bond Fund